Marketable debt securities (Tables)	12 Months Ended
Dec. 31, 2021
Marketable Debt Securities [Abstract]
Schedule of marketable securities
The detail, by classification and type, of Marketable debt securities is as follows:

EUR million
	2021	2020	2019
Classification
Financial liabilities held for trading	—	—	—
Financial liabilities designated at fair value through profit or loss	5,454	4,440	3,758
Financial liabilities at amortized cost	240,709	230,829	258,219
	246,163	235,269	261,977
Type
Bonds and debentures outstanding	194,362	191,577	208,455
Subordinated	25,938	21,686	20,878
Notes and other securities	25,863	22,006	32,644
	246,163	235,269	261,977

Maturity of subordinated liabilities and debentures	The distribution of the book value of debt securities issued by contractual maturity at 31 December 2021 is shown below:

EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	49	130	656	6,167	18,936	25,938
Senior unsecured debt	—	3,033	3,734	10,621	38,731	26,715	28,600	111,434
Senior secured debt	—	1,673	5,271	12,364	33,562	13,340	16,718	82,928
Promissory notes and other securities	—	9,201	9,304	7,358	—	—	—	25,863
Debt securities issued	—	13,907	18,358	30,473	72,949	46,222	64,254	246,163
The distribution by contractual maturity of the notional amounts of these debt securities issued at 31 December 2021 is as follows:

EUR million
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	49	129	652	6,128	18,816	25,774
Senior unsecured debt	—	3,063	3,771	10,725	39,110	26,976	28,880	112,525
Senior secured debt	—	1,663	5,241	12,293	33,369	13,263	16,622	82,451
Promissory notes and other securities	—	9,341	9,447	7,471	—	—	—	26,259
Debt securities issued	—	14,067	18,508	30,618	73,131	46,367	64,318	247,009
The analysis of the maturities of lease liabilities at December 2021, 2020 and 2019 is shown below:

EUR million
	2021	2020	2019
Maturity Analysis - Discounted payments
Within 1 year	690	594	766
Between 1 and 3 years	933	981	1,254
Between 3 and 5 years	534	637	875
Later than 5 years	699	837	2,213
Total discounted payments at the end of the year	2,856	3,049	5,108

Detail, by currency of issue, of bonds and debentures outstanding
The detail, by currency of issue, of 'Bonds and debentures outstanding' is as follows:

				2021
	EUR million
Currency of issue	2021	2020	2019	Outstanding issue amount in foreign currency (Million)	Annual interest rate (%)
Euro	90,348	89,031	89,008	90,348	1.06%
US dollar	66,581	61,174	64,952	75,406	2.39%
Pound sterling	13,340	16,569	20,178	11,206	2.13%
Brazilian real	9,131	8,398	15,292	57,702	1.99%
Chilean peso	3,757	5,624	6,848	3,623,635	5.03%
Other currencies	11,205	10,781	12,177
Balance at end of year	194,362	191,577	208,455

Changes in Bonds and debentures outstanding
The changes in 'Bonds and debentures outstanding' were as follows:

EUR million
	2021	2020	2019
Balance at beginning of year	191,577	208,455	195,498
Net inclusion of entities in the Group	—	785	—
Issues	59,937	54,905	64,184
Of which:
Santander Consumer USA Holdings Inc.	15,771	12,246	15,631
Banco Santander (Brasil) S.A.	14,996	11,036	13,227
Banco Santander, S.A.	11,766	10,220	12,066
Santander UK Group Holdings plc	3,372	6,320	4,547
Santander Consumo 4, F.T.	1,531	—	—
SC Germany S.A. (New Compartment: Consumer 2021-1)	1,496	—	—
Santander Consumer Finance, S.A.	1,169	2,394	5,150
Banco Santander - Chile	1,158	766	1,644
Santander International Products, Plc.	914	1,588	848
Auto ABS French Lease Master Compartiment 2016	900	300	300
Santander Factoring Sp. z o.o.	819	391	375
PSA Banque France	815	385	1,132
Santander Consumer Bank AS	779	773	1,572
PSA Bank Deutschland GmbH	600	—	1,104
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	541	1,770	577
PSA Financial Services, Spain, E.F.C, S.A.	—	605	—
Santander Holdings USA, Inc.	—	1,269	2,778
SC Germany S.A., Compartment Consumer 2020-1	—	1,800	—
SCF Rahoituspalvelut IX DAC	—	650	—
Santander Consumer Bank AG	—	500	750
SCF Rahoituspalvelut VIII DAC	—	—	799
Redemptions and repurchases	(61,846)	(62,699)	(52,462)
Of which:
Banco Santander (Brasil) S.A.	(15,182)	(14,211)	(12,817)
Santander Consumer USA Holdings Inc.	(15,151)	(13,959)	(14,517)
Santander UK Group Holdings plc	(14,695)	(14,102)	(9,115)
Santander Consumer Finance, S.A.	(3,779)	(4,371)	(2,550)
Banco Santander, S.A.	(3,185)	(5,991)	(3,303)
Banco Santander - Chile	(1,030)	(1,974)	(848)
Santander Factoring Sp. z o.o.	(920)	(299)	(407)
Auto ABS French Lease Master Compartiment 2016	(900)	—	—
Santander Holdings USA, Inc.	(778)	(1,201)	(1,990)
PSA Bank Deutschland GmbH	(580)	—	(902)
Santander Consumer Bank AS	(348)	(936)	(1,551)
Santander International Products, Plc.	(345)	(324)	(722)
PSA Banque France	(335)	(684)	—
Banco Santander Totta, S.A.	(9)	(784)	(739)
Exchange differences and other movements	4,694	(9,869)	1,235
Balance at year-end	194,362	191,577	208,455

Information on liabilities secured by financial assets
Set forth below is information on the liabilities secured by assets:

EUR million
	2021	2020	2019
Asset-backed securities	40,519	35,753	38,616
Of which, mortgage-backed securities	1,487	2,274	3,819
Other mortgage securities	41,779	49,425	50,269
Of which: mortgage-backed bonds	23,197	24,736	24,736
Territorial covered bond	630	869	1,270
	82,928	86,047	90,155

Information required by Bank of Spain
The information required by Bank of Spain circulars 7/2010 and 5/2011, by application of Royal Decree 716/2009, of 24 April is as follows:

EUR million
	2021	2020	2019
Face value of the outstanding mortgage loans and credits that support the issuance of mortgage-backed and mortgage bonds pursuant to Royal Decree 716/2009 (excluding securitised bonds)	83,088	76,554	84,720
Of which:
Loans eligible to cover issues of mortgage-backed securities	64,896	57,382	59,517
Transfers of assets retained on balance sheet: mortgage-backed certificates and other securitised mortgage assets	11,133	17,610	14,569